Property, Plant and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment	Property, plant and equipment consist of the following:
	June 30, 2022	June 30, 2022
Office equipment	$39,602	$39,602
Less: Accumulated depreciation	(22,574)	(9,374)
Property, plant and equipment, net	$17,028	$30,228